Property and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and equipment
Property and equipment

Note 6 — Property and equipment

Property and equipment consisted of the following as of March 31, 2023 and December 31, 2022:

Asset Group	March 31, 2023	December 31, 2022
Furniture and fixtures	$738,361	$688,487
Leasehold improvements	380,187	380,187
Machinery and equipment	164,258	1,037,231
Office equipment	175,130	165,774
Vehicles	361,755	750,950
Total Property and equipment	$1,819,691	$3,022,629
Less: Accumulated depreciation	(1,143,283)	(1,636,931)
Property and equipment, net	$676,408	$1,385,698

Depreciation expense, included within Selling, general and administrative expense on the Condensed Consolidated Statements of Operations was $93,942 and $86,829 for the three months ended March 31, 2023 and 2022, respectively.

Note 4 — Property and equipment

Property and equipment consisted of the following as of December 31, 2022 and 2021:

Asset Group	2022	2021
Furniture and fixtures	$688,487	$580,065
Leasehold improvements	380,187	380,187
Machinery and equipment	1,037,231	985,699
Office equipment	165,774	154,043
Vehicles	750,950	790,519
Total Property and equipment	3,022,629	2,890,513
Less: Accumulated depreciation	(1,636,931)	(1,300,160)
Property and equipment, net	$1,385,698	$1,590,353

Depreciation expense, included within Selling, general and administrative expense on the Statements of Income was $355,566, $358,587 and $182,786 for the years ended December 31, 2022, 2021 and 2020, respectively.